Consolidated Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–36.41%
Advertising–0.13%
Catalina Marketing Corp.	1,362	$627
Interpublic Group of Cos., Inc. (The)	9,935	296,758
Omnicom Group, Inc.	3,473	242,554
		539,939
Aerospace & Defense–0.10%
Raytheon Technologies Corp.	4,355	405,930
Agricultural & Farm Machinery–0.05%
Deere & Co.	638	218,949
Agricultural Products–0.06%
Archer-Daniels-Midland Co.	3,066	253,773
Air Freight & Logistics–0.34%
C.H. Robinson Worldwide, Inc.	2,895	320,477
Expeditors International of Washington, Inc.	4,525	480,781
United Parcel Service, Inc., Class B	3,141	612,149
		1,413,407
Airlines–0.03%
Southwest Airlines Co.(b)	3,511	133,839
Alternative Carriers–0.09%
Liberty Global PLC, Class C (United Kingdom)(b)	10,201	233,501
Lumen Technologies, Inc.	13,747	149,705
		383,206
Application Software–0.70%
Adobe, Inc.(b)	2,513	1,030,632
Blackbaud, Inc.(b)	2,986	183,101
Cadence Design Systems, Inc.(b)(c)	2,121	394,676
Dropbox, Inc., Class A(b)	5,692	129,436
Fusion Connect, Inc.(d)	1	0
Fusion Connect, Inc., Wts., expiring 01/14/2040(d)	6,073	61
Intuit, Inc.(c)	1,080	492,664
salesforce.com, inc.(b)	2,271	417,909
Synopsys, Inc.(b)	512	188,160
Tyler Technologies, Inc.(b)	258	102,942
		2,939,581
Asset Management & Custody Banks–0.10%
Ameriprise Financial, Inc.	871	235,100
Blackstone, Inc., Class A	1,983	202,405
		437,505
Auto Parts & Equipment–0.02%
Gentex Corp.	3,573	100,830
Automobile Manufacturers–0.57%
Ford Motor Co.	21,326	313,279
General Motors Co.(b)	6,283	227,822
Shares		Value
Automobile Manufacturers–(continued)
Tesla, Inc.(b)	2,067	$1,842,627
		2,383,728
Automotive Retail–0.21%
AutoNation, Inc.(b)	1,929	229,049
AutoZone, Inc.(b)	186	397,555
O’Reilly Automotive, Inc.(b)	381	268,068
		894,672
Biotechnology–1.83%
AbbVie, Inc.(c)	7,896	1,133,155
Amgen, Inc.	4,338	1,073,525
Biogen, Inc.(b)	2,562	550,984
BioMarin Pharmaceutical, Inc.(b)	7,349	632,381
Gilead Sciences, Inc.	15,084	901,269
Incyte Corp.(b)	3,456	268,462
Ionis Pharmaceuticals, Inc.(b)	6,569	246,732
Moderna, Inc.(b)	976	160,152
Regeneron Pharmaceuticals, Inc.(b)(c)	1,630	948,155
Seagen, Inc.(b)	694	124,906
United Therapeutics Corp.(b)	3,234	747,280
Vertex Pharmaceuticals, Inc.(b)	3,117	874,038
		7,661,039
Broadcasting–0.07%
Fox Corp., Class A	3,085	102,144
Nexstar Media Group, Inc., Class A	1,073	202,121
		304,265
Building Products–0.39%
A.O. Smith Corp.	2,428	153,620
Builders FirstSource, Inc.(b)	4,838	328,984
Carrier Global Corp.	2,500	101,325
Johnson Controls International PLC	5,661	305,185
Lennox International, Inc.	610	146,113
Masco Corp.	3,172	175,665
Owens Corning	2,364	219,237
Trane Technologies PLC	1,337	196,526
		1,626,655
Cable & Satellite–0.40%
Charter Communications, Inc., Class A(b)(c)	1,113	480,927
Comcast Corp., Class A	24,016	901,080
Liberty Broadband Corp., Class C(b)	1,066	116,119
Sirius XM Holdings, Inc.(c)	27,658	184,756
		1,682,882
Casinos & Gaming–0.02%
Boyd Gaming Corp.	1,471	81,655
Commodity Chemicals–0.14%
Dow, Inc.	7,841	417,219
Olin Corp.	3,125	163,344
		580,563

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Communications Equipment–0.43%
Cisco Systems, Inc.	26,490	$1,201,851
Juniper Networks, Inc.	4,714	132,134
Motorola Solutions, Inc.	878	209,482
Ubiquiti, Inc.	902	272,070
		1,815,537
Construction & Engineering–0.17%
AECOM	2,866	206,352
EMCOR Group, Inc.	3,065	356,674
Quanta Services, Inc.	1,011	140,256
		703,282
Construction Machinery & Heavy Trucks–0.12%
Caterpillar, Inc.	1,165	230,961
Terex Corp.	3,423	114,705
Wabtec Corp.	1,822	170,302
		515,968
Consumer Finance–0.36%
Ally Financial, Inc.	12,486	412,912
American Express Co.	1,223	188,366
Capital One Financial Corp.	3,082	338,496
Discover Financial Services	2,240	226,240
SLM Corp.	8,413	131,243
Synchrony Financial	6,283	210,355
		1,507,612
Copper–0.03%
Freeport-McMoRan, Inc.	3,608	113,832
Data Processing & Outsourced Services–1.64%
Automatic Data Processing, Inc.(c)	5,374	1,295,779
Broadridge Financial Solutions, Inc.	2,110	338,761
Fidelity National Information Services, Inc.	1,513	154,568
Fiserv, Inc.(b)	2,861	302,350
Jack Henry & Associates, Inc.	3,523	731,974
Mastercard, Inc., Class A	1,967	695,905
Maximus, Inc.	2,986	199,614
Paychex, Inc.	9,986	1,281,004
PayPal Holdings, Inc.(b)	2,139	185,088
SS&C Technologies Holdings, Inc.	4,048	239,520
Visa, Inc., Class A(c)	5,894	1,250,176
Western Union Co. (The)	11,459	195,032
		6,869,771
Distillers & Vintners–0.06%
Constellation Brands, Inc., Class A	975	240,152
Distributors–0.13%
Genuine Parts Co.	1,742	266,299
LKQ Corp.	5,002	274,310
		540,609
Diversified Banks–0.45%
Bank of America Corp.	15,976	540,148
Citigroup, Inc.	6,889	357,539
JPMorgan Chase & Co.	980	113,053
U.S. Bancorp	6,159	290,705
Wells Fargo & Co.	13,552	594,526
		1,895,971
Shares		Value
Drug Retail–0.03%
Walgreens Boots Alliance, Inc.	3,580	$141,840
Electric Utilities–1.30%
American Electric Power Co., Inc.	8,771	864,470
Constellation Energy Corp.	2,571	169,943
Duke Energy Corp.	9,580	1,053,129
Edison International	2,924	198,160
Eversource Energy	2,047	180,586
Exelon Corp.	9,176	426,592
NextEra Energy, Inc.	7,278	614,918
Pinnacle West Capital Corp.	4,151	304,974
PPL Corp.	12,193	354,573
Southern Co. (The)	11,321	870,472
Xcel Energy, Inc.	5,740	420,053
		5,457,870
Electrical Components & Equipment–0.05%
Eaton Corp. PLC	1,286	190,830
Electronic Equipment & Instruments–0.06%
Keysight Technologies, Inc.(b)	1,111	180,649
Vontier Corp.	3,179	82,018
		262,667
Environmental & Facilities Services–0.34%
Republic Services, Inc.	7,902	1,095,691
Waste Connections, Inc.	1,130	150,708
Waste Management, Inc.	1,119	184,143
		1,430,542
Fertilizers & Agricultural Chemicals–0.13%
CF Industries Holdings, Inc.	2,273	217,049
Corteva, Inc.	3,289	189,282
Mosaic Co. (The)	2,436	128,279
		534,610
Financial Exchanges & Data–0.32%
CME Group, Inc., Class A(c)	1,971	393,175
FactSet Research Systems, Inc.	586	251,793
Intercontinental Exchange, Inc.	1,483	151,251
S&P Global, Inc.	1,396	526,194
		1,322,413
Food Retail–0.29%
Casey’s General Stores, Inc.	1,539	311,878
Kroger Co. (The)	19,498	905,487
		1,217,365
Forest Products–0.07%
Louisiana-Pacific Corp.	4,471	284,490
Gas Utilities–0.19%
Atmos Energy Corp.(c)	5,101	619,210
ONE Gas, Inc.	2,054	174,467
		793,677
General Merchandise Stores–0.20%
Dollar General Corp.	1,654	410,903
Target Corp.	2,672	436,552
		847,455
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Gold–0.12%
Newmont Corp.	11,230	$508,494
Health Care Distributors–0.31%
AmerisourceBergen Corp.	1,803	263,112
Cardinal Health, Inc.	1,732	103,158
McKesson Corp.	2,665	910,310
		1,276,580
Health Care Equipment–0.56%
Abbott Laboratories	9,061	986,199
Baxter International, Inc.	1,655	97,082
Becton, Dickinson and Co.	2,800	684,068
Hologic, Inc.(b)	3,701	264,178
Medtronic PLC	3,192	295,324
		2,326,851
Health Care Facilities–0.09%
HCA Healthcare, Inc.	1,681	357,078
Health Care Services–0.34%
Cigna Corp.	955	262,969
CVS Health Corp.	6,064	580,203
DaVita, Inc.(b)	916	77,091
Laboratory Corp. of America Holdings	1,213	318,036
Quest Diagnostics, Inc.	1,368	186,828
		1,425,127
Home Improvement Retail–0.15%
Home Depot, Inc. (The)	1,501	451,711
Lowe’s Cos., Inc.	960	183,869
		635,580
Homebuilding–0.02%
Lennar Corp., Class A	1,183	100,555
Homefurnishing Retail–0.02%
Williams-Sonoma, Inc.	622	89,829
Hotel & Resort REITs–0.05%
Host Hotels & Resorts, Inc.	11,927	212,420
Hotels, Resorts & Cruise Lines–0.09%
Booking Holdings, Inc.(b)	68	131,627
Marriott International, Inc., Class A	608	96,562
Wyndham Hotels & Resorts, Inc.	1,978	137,293
		365,482
Household Products–0.88%
Church & Dwight Co., Inc.	5,744	505,300
Clorox Co. (The)	607	86,097
Colgate-Palmolive Co.	9,206	724,880
Kimberly-Clark Corp.	2,184	287,829
Procter & Gamble Co. (The)	15,084	2,095,319
		3,699,425
Human Resource & Employment Services–0.11%
ManpowerGroup, Inc.	2,488	195,084
Robert Half International, Inc.	3,376	267,177
		462,261
Hypermarkets & Super Centers–0.56%
Costco Wholesale Corp.	2,665	1,442,565
Shares		Value
Hypermarkets & Super Centers–(continued)
Walmart, Inc.	6,669	$880,641
		2,323,206
Independent Power Producers & Energy Traders–0.04%
AES Corp. (The)	7,589	168,628
Industrial Conglomerates–0.06%
3M Co.	1,059	151,691
General Electric Co.	1,337	98,818
		250,509
Industrial REITs–0.17%
Duke Realty Corp.	1,570	98,219
EastGroup Properties, Inc.	1,243	211,981
Prologis, Inc.	2,860	379,122
		689,322
Insurance Brokers–0.17%
Aon PLC, Class A	1,119	325,674
Marsh & McLennan Cos., Inc.	2,247	368,418
		694,092
Integrated Oil & Gas–0.53%
Chevron Corp.(c)	7,596	1,244,073
Exxon Mobil Corp.	8,528	826,619
Occidental Petroleum Corp.	2,147	141,165
		2,211,857
Integrated Telecommunication Services–0.37%
AT&T, Inc.	39,748	746,467
Verizon Communications, Inc.	17,037	786,939
		1,533,406
Interactive Home Entertainment–0.29%
Activision Blizzard, Inc.	3,445	275,428
Electronic Arts, Inc.	5,954	781,343
Take-Two Interactive Software, Inc.(b)	1,236	164,054
		1,220,825
Interactive Media & Services–1.34%
Alphabet, Inc., Class A(b)	27,380	3,184,842
Alphabet, Inc., Class C(b)	10,260	1,196,726
Meta Platforms, Inc., Class A(b)	6,904	1,098,426
Twitter, Inc.(b)	3,093	128,700
		5,608,694
Internet & Direct Marketing Retail–0.91%
Amazon.com, Inc.(b)(c)	23,220	3,133,539
eBay, Inc.	10,738	522,189
Etsy, Inc.(b)	1,623	168,337
		3,824,065
Internet Services & Infrastructure–0.22%
Akamai Technologies, Inc.(b)	3,456	332,537
VeriSign, Inc.(b)	3,189	603,231
		935,768
Investment Banking & Brokerage–0.16%
Charles Schwab Corp. (The)	4,292	296,363
Goldman Sachs Group, Inc. (The)	386	128,689
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley	3,038	$256,103
		681,155
IT Consulting & Other Services–0.97%
Accenture PLC, Class A	4,860	1,488,424
Amdocs Ltd.	7,713	671,494
Cognizant Technology Solutions Corp., Class A	9,838	668,590
Gartner, Inc.(b)	2,077	551,402
International Business Machines Corp.(c)	5,164	675,399
		4,055,309
Life & Health Insurance–0.16%
Aflac, Inc.	3,670	210,291
Brighthouse Financial, Inc.(b)	3,443	149,495
MetLife, Inc.	1,831	115,811
Principal Financial Group, Inc.	2,803	187,633
		663,230
Life Sciences Tools & Services–0.84%
Agilent Technologies, Inc.	2,986	400,423
Danaher Corp.	3,823	1,114,290
IQVIA Holdings, Inc.(b)	776	186,449
Mettler-Toledo International, Inc.(b)	168	226,755
PerkinElmer, Inc.	1,430	219,033
Thermo Fisher Scientific, Inc.	1,247	746,217
Waters Corp.(b)	1,333	485,252
West Pharmaceutical Services, Inc.	331	113,718
		3,492,137
Managed Health Care–0.54%
Centene Corp.(b)	2,163	201,094
Elevance Health, Inc.	1,007	480,440
Molina Healthcare, Inc.(b)	839	274,957
UnitedHealth Group, Inc.	2,362	1,281,007
		2,237,498
Marine–0.00%
HGIM Corp.	731	15,351
Movies & Entertainment–0.30%
Liberty Media Corp.-Liberty Formula One, Class C(b)	5,440	368,669
Netflix, Inc.(b)	1,185	266,506
Walt Disney Co. (The)(b)	1,641	174,110
Warner Bros Discovery, Inc.(b)	9,615	144,225
World Wrestling Entertainment, Inc., Class A	4,167	288,815
		1,242,325
Multi-Sector Holdings–0.56%
Berkshire Hathaway, Inc., Class B(b)	7,806	2,346,484
Multi-Utilities–0.83%
Ameren Corp.	3,421	318,563
CMS Energy Corp.	3,857	265,092
Consolidated Edison, Inc.	9,580	951,007
Dominion Energy, Inc.(c)	10,201	836,278
DTE Energy Co.	2,818	367,185
Public Service Enterprise Group, Inc.	2,924	192,019
Sempra Energy	1,368	226,814
Shares		Value
Multi-Utilities–(continued)
WEC Energy Group, Inc.	3,048	$316,413
		3,473,371
Oil & Gas Equipment & Services–0.08%
Halliburton Co.	6,879	201,555
TechnipFMC PLC (United Kingdom)(b)	17,932	145,070
		346,625
Oil & Gas Exploration & Production–0.28%
ConocoPhillips	4,525	440,871
Devon Energy Corp.	3,220	202,377
EOG Resources, Inc.	3,546	394,386
Marathon Oil Corp.	6,092	151,082
Sabine Oil & Gas Holdings, Inc.(b)(d)	115	78
		1,188,794
Oil & Gas Refining & Marketing–0.06%
Valero Energy Corp.	2,333	258,426
Oil & Gas Storage & Transportation–0.29%
Kinder Morgan, Inc.	32,801	590,090
Southcross Energy Partners L.P.	17,192	516
Targa Resources Corp.	4,732	327,029
Williams Cos., Inc. (The)	8,025	273,572
		1,191,207
Packaged Foods & Meats–1.09%
Campbell Soup Co.(c)	10,657	525,923
Flowers Foods, Inc.	7,589	215,604
General Mills, Inc.	6,469	483,817
Hershey Co. (The)	5,199	1,185,164
JM Smucker Co. (The)	939	124,248
Kellogg Co.(c)	4,710	348,163
Kraft Heinz Co. (The)	9,541	351,395
Mondelez International, Inc., Class A	11,508	736,972
Tyson Foods, Inc., Class A	6,467	569,161
		4,540,447
Pharmaceuticals–1.64%
Bristol-Myers Squibb Co.	10,986	810,547
Eli Lilly and Co.	3,751	1,236,667
Johnson & Johnson	9,670	1,687,608
Merck & Co., Inc.	15,409	1,376,640
Pfizer, Inc.	34,774	1,756,435
		6,867,897
Property & Casualty Insurance–0.39%
American Financial Group, Inc.	3,055	408,392
Chubb Ltd.	1,770	333,893
Fidelity National Financial, Inc.	5,179	206,953
Old Republic International Corp.	17,508	407,411
Progressive Corp. (The)	2,282	262,567
		1,619,216
Publishing–0.14%
John Wiley & Sons, Inc., Class A	3,172	165,642
New York Times Co. (The), Class A	12,814	409,407
		575,049
Railroads–0.27%
CSX Corp.	6,532	211,179
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Railroads–(continued)
Norfolk Southern Corp.	392	$98,459
Union Pacific Corp.	3,670	834,191
		1,143,829
Real Estate Services–0.04%
CBRE Group, Inc., Class A(b)	1,992	170,555
Regional Banks–0.23%
Fifth Third Bancorp	7,278	248,325
Regions Financial Corp.	10,886	230,566
SVB Financial Group(b)	209	84,342
Synovus Financial Corp.	4,417	178,358
Wintrust Financial Corp.	2,596	223,360
		964,951
Research & Consulting Services–0.15%
Booz Allen Hamilton Holding Corp.	4,938	473,949
Verisk Analytics, Inc.	861	163,805
		637,754
Residential REITs–0.07%
Mid-America Apartment Communities, Inc.	1,492	277,109
Restaurants–0.58%
Chipotle Mexican Grill, Inc.(b)	128	200,220
Domino’s Pizza, Inc.	1,004	393,679
McDonald’s Corp.	5,225	1,376,108
Starbucks Corp.	1,029	87,239
Yum! Brands, Inc.	2,986	365,904
		2,423,150
Semiconductor Equipment–0.25%
Applied Materials, Inc.	5,488	581,618
KLA Corp.	846	324,475
Lam Research Corp.	311	155,659
		1,061,752
Semiconductors–1.17%
Advanced Micro Devices, Inc.(b)	4,258	402,253
Broadcom, Inc.	1,631	873,368
Intel Corp.	9,174	333,108
Microchip Technology, Inc.	3,110	214,155
Micron Technology, Inc.	1,867	115,493
NVIDIA Corp.	5,193	943,205
NXP Semiconductors N.V. (China)	964	177,260
ON Semiconductor Corp.(b)(c)	5,191	346,655
QUALCOMM, Inc.	3,608	523,376
Texas Instruments, Inc.	5,319	951,516
		4,880,389
Soft Drinks–0.68%
Coca-Cola Co. (The)	19,717	1,265,240
Keurig Dr Pepper, Inc.	8,585	332,583
PepsiCo, Inc.	7,202	1,260,062
		2,857,885
Specialized Consumer Services–0.06%
Service Corp. International	3,569	265,748
Specialized REITs–0.61%
Crown Castle, Inc.	597	107,854
Shares		Value
Specialized REITs–(continued)
EPR Properties	3,027	$162,883
Extra Space Storage, Inc.(c)	4,141	784,802
Life Storage, Inc.	2,410	303,395
Public Storage	2,267	739,971
Weyerhaeuser Co.	12,096	439,327
		2,538,232
Specialty Chemicals–0.20%
Celanese Corp.	933	109,637
DuPont de Nemours, Inc.	3,102	189,936
Eastman Chemical Co.	2,240	214,883
Sherwin-Williams Co. (The)	1,316	318,393
		832,849
Specialty Stores–0.04%
Ulta Beauty, Inc.(b)	375	145,841
Systems Software–1.99%
CommVault Systems, Inc.(b)	2,156	120,930
Dolby Laboratories, Inc., Class A	6,563	507,976
Fortinet, Inc.(b)	4,195	250,232
Microsoft Corp.	22,226	6,239,727
Oracle Corp.(c)	11,292	878,969
Palo Alto Networks, Inc.(b)	187	93,332
Teradata Corp.(b)(c)	6,439	246,550
		8,337,716
Technology Distributors–0.05%
Arrow Electronics, Inc.(b)	1,610	206,354
Technology Hardware, Storage & Peripherals–1.71%
Apple, Inc.	41,429	6,732,627
HP, Inc.	12,873	429,829
		7,162,456
Textiles–0.00%
Sungard Availability Services Capital, Inc.	225	92
Tobacco–0.33%
Altria Group, Inc.	10,450	458,337
Philip Morris International, Inc.	9,684	940,801
		1,399,138
Trading Companies & Distributors–0.13%
United Rentals, Inc.(b)	709	228,773
Univar Solutions, Inc.(b)	7,067	191,092
Watsco, Inc.	392	107,388
		527,253
Trucking–0.45%
Knight-Swift Transportation Holdings, Inc.(c)	13,370	734,682
Landstar System, Inc.	2,924	457,840
Old Dominion Freight Line, Inc.	477	144,774
Ryder System, Inc.	2,924	229,008
Werner Enterprises, Inc.	7,193	316,204
		1,882,508
Water Utilities–0.05%
American Water Works Co., Inc.	1,246	193,678
Total Common Stocks & Other Equity Interests (Cost $118,466,385)		152,352,725
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
U.S. Treasury Securities–14.10%
U.S. Treasury Bills–0.14%
0.93% - 1.09%, 09/15/2022(e)(f)	$103,000	$102,878
1.46% - 2.11%, 11/17/2022(f)	493,000	489,300
		592,178
U.S. Treasury Notes–13.96%
0.13%, 12/15/2023	29,900,000	28,764,735
1.13%, 01/15/2025	10,000,000	9,591,211
0.38%, 12/31/2025	8,500,000	7,833,779
2.63%, 05/31/2027	12,250,000	12,211,240
		58,400,965
Total U.S. Treasury Securities (Cost $60,602,165)		58,993,143
U.S. Dollar Denominated Bonds & Notes–7.08%
Aerospace & Defense–0.13%
Boeing Co. (The),
2.75%, 02/01/2026	177,000	169,443
2.25%, 06/15/2026	200,000	184,842
General Dynamics Corp., 3.25%, 04/01/2025	200,000	200,611
		554,896
Agricultural & Farm Machinery–0.07%
Deere & Co., 2.75%, 04/15/2025(c)	310,000	306,813
Airlines–0.13%
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/2024	400,000	389,194
Southwest Airlines Co., 3.45%, 11/16/2027	165,000	158,953
		548,147
Apparel Retail–0.02%
Ross Stores, Inc., 0.88%, 04/15/2026	100,000	90,746
Apparel, Accessories & Luxury Goods–0.02%
Tapestry, Inc., 4.13%, 07/15/2027	65,000	63,915
Application Software–0.10%
Adobe, Inc., 3.25%, 02/01/2025	300,000	301,390
Citrix Systems, Inc., 1.25%, 03/01/2026	104,000	101,334
		402,724
Asset Management & Custody Banks–0.23%
FS KKR Capital Corp., 4.63%, 07/15/2024	242,000	241,916
Golub Capital BDC, Inc., 3.38%, 04/15/2024	200,000	193,433
Legg Mason, Inc., 4.75%, 03/15/2026	90,000	92,910
Main Street Capital Corp., 5.20%, 05/01/2024	200,000	200,290
Owl Rock Capital Corp., 5.25%, 04/15/2024	223,000	223,191
		951,740
Automobile Manufacturers–0.24%
American Honda Finance Corp., 2.35%, 01/08/2027	225,000	214,199
	Principal Amount	Value
Automobile Manufacturers–(continued)
General Motors Co.,
6.13%, 10/01/2025	$75,000	$78,936
4.20%, 10/01/2027	80,000	78,136
General Motors Financial Co., Inc.,
2.75%, 06/20/2025	300,000	287,141
5.25%, 03/01/2026	50,000	51,045
Toyota Motor Credit Corp.,
3.20%, 01/11/2027	130,000	128,739
1.15%, 08/13/2027	200,000	179,063
		1,017,259
Computer & Electronics Retail–0.04%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	170,000	180,735
Construction Machinery & Heavy Trucks–0.08%
Caterpillar Financial Services Corp., 1.10%, 09/14/2027	175,000	158,294
Wabtec Corp., 3.45%, 11/15/2026	200,000	190,235
		348,529
Consumer Finance–0.06%
American Express Co., 3.30%, 05/03/2027	170,000	167,928
Synchrony Financial, 3.95%, 12/01/2027	100,000	94,039
		261,967
Copper–0.02%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	100,000	99,663
Data Processing & Outsourced Services–0.13%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	305,000	309,537
Global Payments, Inc., 2.15%, 01/15/2027	145,000	131,544
Western Union Co. (The), 1.35%, 03/15/2026	100,000	90,587
		531,668
Distillers & Vintners–0.04%
Constellation Brands, Inc., 3.70%, 12/06/2026	175,000	173,099
Diversified Banks–2.10%
Banco Santander S.A. (Spain),
2.75%, 05/28/2025	200,000	191,069
4.25%, 04/11/2027	200,000	195,733
Bank of America Corp.,
4.45%, 03/03/2026	269,000	273,066
3.50%, 04/19/2026	185,000	184,428
1.32%, 06/19/2026(g)	195,000	180,090
1.20%, 10/24/2026(g)	205,000	186,017
1.73%, 07/22/2027(g)	180,000	163,381
Series L, 4.18%, 11/25/2027	210,000	209,557
Barclays PLC (United Kingdom), 4.38%, 09/11/2024	494,000	492,190
Canadian Imperial Bank of Commerce (Canada), 2.25%, 01/28/2025	402,000	388,093
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Diversified Banks–(continued)
Citigroup, Inc.,
3.11%, 04/08/2026(g)	$297,000	$288,983
1.12%, 01/28/2027(g)	185,000	166,216
1.46%, 06/09/2027(g)	210,000	189,147
4.45%, 09/29/2027	100,000	100,296
HSBC Holdings PLC (United Kingdom),
1.59%, 05/24/2027(g)	200,000	178,351
2.25%, 11/22/2027(g)	375,000	338,658
JPMorgan Chase & Co.,
2.30%, 10/15/2025(g)	425,000	408,072
2.01%, 03/13/2026(g)	200,000	189,324
2.08%, 04/22/2026(g)	200,000	189,539
4.25%, 10/01/2027	100,000	101,960
3.63%, 12/01/2027	165,000	162,122
Lloyds Banking Group PLC (United Kingdom),
3.90%, 03/12/2024	278,000	278,624
4.45%, 05/08/2025	305,000	306,804
Mitsubishi UFJ Financial Group, Inc. (Japan),
0.96%, 10/11/2025(g)	311,000	289,171
3.68%, 02/22/2027	165,000	162,444
3.29%, 07/25/2027	75,000	72,142
NatWest Group PLC (United Kingdom),
6.00%, 12/19/2023	81,000	82,588
5.13%, 05/28/2024	554,000	555,504
PNC Bank N.A., 4.20%, 11/01/2025	380,000	387,145
Royal Bank of Canada (Canada), 4.65%, 01/27/2026	180,000	184,125
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.35%, 01/15/2025(c)	397,000	382,420
2.63%, 07/14/2026	100,000	95,013
3.45%, 01/11/2027	60,000	58,323
U.S. Bancorp, 1.45%, 05/12/2025	148,000	141,373
Wells Fargo & Co.,
2.19%, 04/30/2026(g)	190,000	180,406
4.30%, 07/22/2027	175,000	177,562
Westpac Banking Corp. (Australia),
3.30%, 02/26/2024	502,000	502,661
3.35%, 03/08/2027	165,000	162,675
		8,795,272
Diversified Capital Markets–0.14%
Deutsche Bank AG (Germany),
3.70%, 05/30/2024	298,000	294,375
3.70%, 05/30/2024	303,000	299,155
		593,530
Drug Retail–0.02%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	100,000	99,769
Electric Utilities–0.12%
Berkshire Hathaway Energy Co., 3.50%, 02/01/2025	190,000	191,450
Edison International, 5.75%, 06/15/2027	125,000	131,129
Pacific Gas and Electric Co.,
2.10%, 08/01/2027	75,000	64,175
3.30%, 12/01/2027	125,000	111,388
		498,142
	Principal Amount	Value
Electrical Components & Equipment–0.02%
Emerson Electric Co., 1.80%, 10/15/2027	$100,000	$92,716
Electronic Equipment & Instruments–0.02%
Vontier Corp., 1.80%, 04/01/2026	100,000	88,345
Electronic Manufacturing Services–0.02%
Tyco Electronics Group S.A. (Switzerland), 3.13%, 08/15/2027	100,000	97,436
Financial Exchanges & Data–0.06%
Cboe Global Markets, Inc., 3.65%, 01/12/2027	80,000	80,394
Intercontinental Exchange, Inc., 3.10%, 09/15/2027	100,000	96,526
S&P Global, Inc., 2.45%, 03/01/2027(h)	85,000	81,350
		258,270
Health Care Facilities–0.20%
CommonSpirit Health, 1.55%, 10/01/2025	96,000	89,426
HCA, Inc., 5.00%, 03/15/2024(c)	555,000	563,360
Universal Health Services, Inc., 1.65%, 09/01/2026(h)	200,000	174,937
		827,723
Health Care REITs–0.04%
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	179,000	179,576
Health Care Services–0.07%
Sutter Health, Series 20A, 1.32%, 08/15/2025	299,000	279,878
Home Improvement Retail–0.04%
Home Depot, Inc. (The), 2.50%, 04/15/2027	160,000	155,520
Homebuilding–0.02%
Lennar Corp., 4.75%, 11/29/2027	80,000	80,799
Hotel & Resort REITs–0.04%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	150,000	149,255
Hotels, Resorts & Cruise Lines–0.03%
Hyatt Hotels Corp., 4.85%, 03/15/2026	133,000	134,729
Independent Power Producers & Energy Traders–0.14%
Enel Generacion Chile S.A. (Chile), 4.25%, 04/15/2024	600,000	597,551
Industrial Machinery–0.03%
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	125,000	124,943
Insurance Brokers–0.04%
Willis North America, Inc., 4.65%, 06/15/2027	165,000	166,466
Integrated Oil & Gas–0.18%
BP Capital Markets America, Inc., 3.54%, 04/06/2027	165,000	165,578
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Integrated Oil & Gas–(continued)
Cenovus Energy, Inc. (Canada), 5.38%, 07/15/2025	$241,000	$250,463
Chevron USA, Inc., 1.02%, 08/12/2027	185,000	166,966
Exxon Mobil Corp., 3.29%, 03/19/2027	150,000	151,069
		734,076
Interactive Media & Services–0.14%
Weibo Corp. (China), 3.50%, 07/05/2024	585,000	567,931
Internet & Direct Marketing Retail–0.08%
Amazon.com, Inc., 3.30%, 04/13/2027(c)	350,000	352,519
Internet Services & Infrastructure–0.05%
VeriSign, Inc., 5.25%, 04/01/2025	200,000	204,371
Investment Banking & Brokerage–0.24%
Goldman Sachs Group, Inc. (The),
3.85%, 01/26/2027	165,000	164,937
1.54%, 09/10/2027(g)	50,000	44,771
1.95%, 10/21/2027(g)	100,000	91,299
Morgan Stanley,
3.63%, 01/20/2027	175,000	174,206
1.59%, 05/04/2027(g)	200,000	182,251
1.51%, 07/20/2027(g)	200,000	180,692
Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	200,000	179,104
		1,017,260
IT Consulting & Other Services–0.14%
International Business Machines Corp.,
3.45%, 02/19/2026	200,000	200,328
3.30%, 05/15/2026	100,000	99,618
1.70%, 05/15/2027	100,000	91,866
Kyndryl Holdings, Inc., 2.05%, 10/15/2026(h)	225,000	190,197
		582,009
Life & Health Insurance–0.10%
Corebridge Financial, Inc., 3.65%, 04/05/2027(h)	170,000	163,800
Principal Financial Group, Inc., 3.40%, 05/15/2025	239,000	236,616
		400,416
Multi-line Insurance–0.04%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	140,000	147,335
Office REITs–0.04%
Office Properties Income Trust, 2.65%, 06/15/2026	199,000	165,996
Oil & Gas Equipment & Services–0.02%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	100,000	96,980
Oil & Gas Refining & Marketing–0.04%
HF Sinclair Corp., 5.88%, 04/01/2026(h)	140,000	143,689
	Principal Amount	Value
Oil & Gas Storage & Transportation–0.15%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	$160,000	$162,832
Energy Transfer L.P.,
3.90%, 05/15/2024	381,000	379,052
4.40%, 03/15/2027	65,000	64,381
		606,265
Packaged Foods & Meats–0.07%
Conagra Brands, Inc., 1.38%, 11/01/2027	130,000	112,551
Tyson Foods, Inc., 4.00%, 03/01/2026	190,000	192,400
		304,951
Paper Packaging–0.02%
Berry Global, Inc., 1.57%, 01/15/2026	100,000	91,108
Pharmaceuticals–0.36%
Bristol-Myers Squibb Co., 0.75%, 11/13/2025(c)	400,000	370,468
Merck & Co., Inc., 2.75%, 02/10/2025	184,000	182,609
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024(c)	435,000	430,143
Royalty Pharma PLC, 1.20%, 09/02/2025	275,000	252,995
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	200,000	189,388
Viatris, Inc., 2.30%, 06/22/2027	75,000	65,504
		1,491,107
Regional Banks–0.11%
Santander Holdings USA, Inc., 4.40%, 07/13/2027	100,000	97,726
Truist Financial Corp., 4.00%, 05/01/2025	350,000	353,741
		451,467
Residential REITs–0.02%
Spirit Realty L.P., 4.45%, 09/15/2026	90,000	89,874
Retail REITs–0.07%
Realty Income Corp., 4.88%, 06/01/2026	185,000	191,311
Simon Property Group L.P., 3.30%, 01/15/2026	95,000	93,707
		285,018
Semiconductor Equipment–0.10%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 2.70%, 05/01/2025	415,000	400,150
Semiconductors–0.05%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	100,000	99,019
Micron Technology, Inc., 4.19%, 02/15/2027	100,000	99,849
		198,868
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Specialized REITs–0.21%
American Tower Corp.,
1.30%, 09/15/2025		$200,000	$183,256
3.65%, 03/15/2027		135,000	131,789
3.55%, 07/15/2027		135,000	130,631
EPR Properties, 4.75%, 12/15/2026		100,000	94,353
GLP Capital L.P./GLP Financing II, Inc., 3.35%, 09/01/2024		327,000	315,395
			855,424
Specialty Chemicals–0.02%
PPG Industries, Inc., 1.20%, 03/15/2026		100,000	91,280
Steel–0.05%
ArcelorMittal S.A. (Luxembourg), 4.55%, 03/11/2026		200,000	202,657
Technology Distributors–0.02%
Avnet, Inc., 4.63%, 04/15/2026		90,000	91,200
Technology Hardware, Storage & Peripherals–0.13%
Apple, Inc.,
3.25%, 02/23/2026		185,000	186,585
3.20%, 05/11/2027		175,000	176,451
HP, Inc., 1.45%, 06/17/2026		206,000	188,216
			551,252
Tobacco–0.09%
Altria Group, Inc., 4.40%, 02/14/2026		200,000	202,369
BAT Capital Corp. (United Kingdom), 3.22%, 09/06/2026		200,000	189,585
			391,954
Water Utilities–0.08%
American Water Capital Corp., 3.85%, 03/01/2024		340,000	341,072
Total U.S. Dollar Denominated Bonds & Notes (Cost $31,136,401)			29,608,050
Non-U.S. Dollar Denominated Bonds & Notes–3.18%(i)
Aerospace & Defense–0.10%
Thales S.A. (France), 0.75%, 01/23/2025(h)	EUR	400,000	401,782
Agricultural Products–0.02%
Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	100,000	100,382
Apparel, Accessories & Luxury Goods–0.05%
EssilorLuxottica S.A. (France), 2.38%, 04/09/2024(h)	EUR	100,000	104,618
PVH Corp., 3.13%, 12/15/2027(h)	EUR	100,000	101,002
			205,620
Auto Parts & Equipment–0.02%
Magna International, Inc. (Canada), 1.50%, 09/25/2027	EUR	100,000	98,152
Automobile Manufacturers–0.15%
BMW Finance N.V. (Germany), 1.00%, 01/21/2025(h)	EUR	41,000	41,840
	Principal Amount		Value
Automobile Manufacturers–(continued)
Mercedes-Benz International Finance B.V. (Germany), 2.00%, 08/22/2026(h)	EUR	70,000	$73,346
Nissan Motor Co. Ltd. (Japan), 2.65%, 03/17/2026(h)	EUR	100,000	98,893
RCI Banque S.A. (France), 1.75%, 04/10/2026(h)	EUR	50,000	48,633
Volkswagen Financial Services AG (Germany),
0.13%, 02/12/2027(h)	EUR	150,000	137,856
2.25%, 10/01/2027(h)	EUR	100,000	101,144
Volkswagen Leasing GmbH (Germany),
1.50%, 06/19/2026(h)	EUR	35,000	35,039
0.38%, 07/20/2026(h)	EUR	75,000	71,222
			607,973
Brewers–0.06%
Anheuser-Busch InBev S.A./N.V. (Belgium), 2.88%, 09/25/2024(h)	EUR	242,000	256,467
Broadcasting–0.09%
ITV PLC (United Kingdom), 1.38%, 09/26/2026(h)	EUR	200,000	190,085
TDF Infrastructure S.A.S.U. (France), 2.50%, 04/07/2026(h)	EUR	200,000	196,574
			386,659
Cable & Satellite–0.05%
SES S.A. (Luxembourg), 1.63%, 03/22/2026(h)	EUR	200,000	201,879
Construction & Engineering–0.07%
Autoroutes du Sud de la France S.A. (France), 2.95%, 01/17/2024(h)	EUR	100,000	104,275
ISS Global A/S (Denmark), 0.88%, 06/18/2026(h)	EUR	100,000	95,373
Worley US Finance Sub Ltd. (Australia), 0.88%, 06/09/2026(h)	EUR	100,000	94,448
			294,096
Construction Materials–0.02%
HeidelbergCement Finance (Luxembourg) S.A. (Germany), 1.63%, 04/07/2026(h)	EUR	70,000	69,489
Consumer Finance–0.07%
Santander Consumer Finance S.A. (Spain), 1.00%, 02/27/2024(h)	EUR	300,000	304,341
Data Processing & Outsourced Services–0.02%
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	110,000	101,291
Diversified Banks–1.08%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 0.38%, 10/02/2024(h)	EUR	500,000	498,681
Banco Santander S.A. (Spain),
3.13%, 01/19/2027(h)	EUR	100,000	104,085
0.50%, 02/04/2027(h)	EUR	100,000	93,954
Bankinter S.A. (Spain), 0.88%, 07/08/2026(h)	EUR	100,000	95,058
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Diversified Banks–(continued)
Banque Federative du Credit Mutuel S.A. (France),
1.25%, 01/14/2025(h)	EUR	100,000	$101,792
2.13%, 09/12/2026(h)	EUR	100,000	101,129
0.63%, 11/19/2027(h)	EUR	100,000	93,960
Belfius Bank S.A. (Belgium), 0.01%, 10/15/2025(h)	EUR	300,000	292,626
BNP Paribas S.A. (France),
1.50%, 11/17/2025(h)	EUR	100,000	100,980
2.88%, 10/01/2026(h)	EUR	200,000	207,644
0.25%, 04/13/2027(g)(h)	EUR	100,000	94,673
BPCE S.A. (France),
0.88%, 01/31/2024(h)	EUR	100,000	101,959
0.63%, 09/26/2024(h)	EUR	500,000	501,755
Cooperatieve Rabobank U.A. (Netherlands), 0.63%, 02/27/2024(h)	EUR	100,000	101,683
Credit Agricole S.A. (France),
1.00%, 09/16/2024(h)	EUR	100,000	102,573
1.38%, 03/13/2025(h)	EUR	300,000	305,388
0.38%, 10/21/2025(h)	EUR	100,000	98,587
de Volksbank N.V. (Netherlands), 0.01%, 09/16/2024(h)	EUR	200,000	199,266
ING Groep N.V. (Netherlands), 1.13%, 02/14/2025(h)	EUR	100,000	101,403
KBC Group N.V. (Belgium), 1.13%, 01/25/2024(h)	EUR	100,000	101,812
Mediobanca Banca di Credito Finanziario S.p.A. (Italy), 0.88%, 01/15/2026(h)	EUR	100,000	95,672
National Australia Bank Ltd. (Australia), 1.25%, 05/18/2026(h)	EUR	100,000	101,575
Nordea Bank Abp (Finland), 1.13%, 02/12/2025(h)	EUR	100,000	101,839
OP Corporate Bank PLC (Finland), 0.38%, 02/26/2024(h)	EUR	121,000	122,382
Skandinaviska Enskilda Banken AB (Sweden), 0.75%, 08/09/2027(h)	EUR	300,000	286,205
Standard Chartered PLC (United Kingdom), 0.90%, 07/02/2027(g)(h)	EUR	100,000	96,127
Swedbank AB (Sweden), 0.30%, 05/20/2027(g)(h)	EUR	200,000	190,188
Volkswagen Bank GmbH (Germany), 2.50%, 07/31/2026(h)	EUR	100,000	103,044
			4,496,040
Diversified Capital Markets–0.07%
Deutsche Bank AG (Germany),
2.63%, 02/12/2026(h)	EUR	100,000	100,940
0.75%, 02/17/2027(g)(h)	EUR	100,000	92,843
Macquarie Group Ltd. (Australia), 0.63%, 02/03/2027(h)	EUR	100,000	94,660
			288,443
Diversified Chemicals–0.07%
BASF SE (Germany),
2.50%, 01/22/2024(h)	EUR	80,000	82,874
0.25%, 06/05/2027(h)	EUR	200,000	189,215
			272,089
	Principal Amount		Value
Diversified Support Services–0.05%
APRR S.A. (France), 1.50%, 01/15/2024(h)	EUR	200,000	$204,703
Electric Utilities–0.05%
AusNet Services Holdings Pty. Ltd. (Australia), 1.50%, 02/26/2027(h)	EUR	100,000	97,176
EDP Finance B.V. (Portugal), 1.50%, 11/22/2027(h)	EUR	100,000	99,228
			196,404
Food Retail–0.02%
ELO SACA (France), 2.88%, 01/29/2026(h)	EUR	100,000	100,254
Gas Utilities–0.05%
2i Rete Gas S.p.A. (Italy), 1.75%, 08/28/2026(h)	EUR	115,000	113,860
APA Infrastructure Ltd. (Australia), 2.00%, 03/22/2027(h)	EUR	100,000	98,842
			212,702
Health Care Equipment–0.05%
Becton, Dickinson and Co., 1.90%, 12/15/2026	EUR	100,000	102,197
Zimmer Biomet Holdings, Inc., 2.43%, 12/13/2026	EUR	100,000	103,111
			205,308
Health Care Services–0.01%
Fresenius Medical Care AG & Co. KGaA (Germany), 0.63%, 11/30/2026(h)	EUR	50,000	47,408
Hotels, Resorts & Cruise Lines–0.02%
InterContinental Hotels Group PLC (United Kingdom), 2.13%, 05/15/2027(h)	EUR	100,000	98,105
Household Appliances–0.02%
Whirlpool Finance Luxembourg S.a.r.l., 1.10%, 11/09/2027	EUR	100,000	94,415
Household Products–0.01%
Procter & Gamble Co. (The), 4.88%, 05/11/2027	EUR	50,000	59,779
Integrated Oil & Gas–0.10%
Eni S.p.A. (Italy), 1.00%, 03/14/2025(h)	EUR	179,000	181,110
Shell International Finance B.V. (Netherlands), 0.38%, 02/15/2025(h)	EUR	222,000	222,292
			403,402
Integrated Telecommunication Services–0.02%
Vantage Towers AG (Germany), 0.38%, 03/31/2027(h)	EUR	100,000	93,245
IT Consulting & Other Services–0.10%
DXC Technology Co., 1.75%, 01/15/2026	EUR	100,000	98,814
International Business Machines Corp., 1.25%, 01/29/2027	EUR	300,000	301,986
			400,800
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Life & Health Insurance–0.05%
Ethias S.A. (Belgium), 5.00%, 01/14/2026(h)	EUR	100,000	$104,433
New York Life Global Funding, 0.25%, 01/23/2027(h)	EUR	100,000	95,642
			200,075
Multi-Sector Holdings–0.02%
Berkshire Hathaway, Inc., 1.13%, 03/16/2027	EUR	100,000	98,887
Office REITs–0.12%
Globalworth Real Estate Investments Ltd. (Poland), 2.95%, 07/29/2026(h)	EUR	100,000	85,641
Inmobiliaria Colonial SOCIMI S.A. (Spain), 1.63%, 11/28/2025(h)	EUR	400,000	397,618
			483,259
Other Diversified Financial Services–0.15%
Clearstream Banking AG (Germany), 0.01%, 12/01/2025(h)	EUR	200,000	196,983
JAB Holdings B.V. (Austria), 1.75%, 06/25/2026(h)	EUR	100,000	98,656
LeasePlan Corp. N.V. (Netherlands), 3.50%, 04/09/2025(h)	EUR	294,000	309,877
			605,516
Packaged Foods & Meats–0.02%
JDE Peet’s N.V. (Netherlands), 0.01%, 01/16/2026(h)	EUR	100,000	93,426
Paper Products–0.03%
Smurfit Kappa Acquisitions ULC (Ireland), 2.88%, 01/15/2026(h)	EUR	100,000	102,819
Pharmaceuticals–0.12%
Bayer AG (Germany), 0.38%, 07/06/2024(h)	EUR	400,000	401,631
Novartis Finance S.A. (Switzerland), 1.63%, 11/09/2026(h)	EUR	100,000	103,561
			505,192
Precious Metals & Minerals–0.02%
Anglo American Capital PLC (South Africa), 1.63%, 03/11/2026(h)	EUR	100,000	100,233
Real Estate Operating Companies–0.04%
CPI Property Group S.A. (Czech Republic), 2.75%, 05/12/2026(h)	EUR	100,000	93,543
Samhallsbyggnadsbolaget i Norden AB (Sweden), 1.13%, 09/04/2026(h)	EUR	100,000	77,541
			171,084
Renewable Electricity–0.02%
Southern Power Co., 1.85%, 06/20/2026	EUR	100,000	100,829
Restaurants–0.04%
Sodexo S.A. (France), 0.75%, 04/27/2025(h)	EUR	170,000	169,824
Specialized REITs–0.02%
American Tower Corp., 1.95%, 05/22/2026	EUR	100,000	101,830
	Principal Amount		Value
Thrifts & Mortgage Finance–0.06%
Aareal Bank AG (Germany), 0.50%, 04/07/2027(h)	EUR	300,000	$262,347
Tobacco–0.03%
Imperial Brands Finance PLC (United Kingdom), 3.38%, 02/26/2026(h)	EUR	100,000	102,604
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $15,914,172)			13,299,153
Variable Rate Senior Loan Interests–0.02%(j)(k)
Advertising–0.02%
Checkout Holding Corp.,
First Lien Term Loan, 9.87% , (1 mo. USD LIBOR + 7.50%), 02/15/2023		$72,994	61,498
PIK Term Loan, 9.50% PIK Rate, 3.37% Cash Rate, 08/15/2023(l)		832	292
			61,790
Integrated Oil & Gas–0.00%
Lealand Finance Co. B.V., PIK Term Loan, 3.00% PIK Rate, 2.06% Cash Rate, 06/30/2025		491	238
Movies & Entertainment–0.00%
Deluxe Entertainment Services Group, Inc., First Lien Term Loan, 0.00%, 03/25/2024(d)(m)		8,410	0
Oil & Gas Storage & Transportation–0.00%
Southcross Energy Partners L.P., Revolver Loan, 0.00%, 01/31/2025(d)(n)		18,571	18,572
Total Variable Rate Senior Loan Interests (Cost $95,656)			80,600
	Shares
Preferred Stocks–0.00%
Oil & Gas Storage & Transportation–0.00%
Southcross Energy Partners L.P., Series A, Pfd. (Cost $68,449)(d)		68,466	5,135
Money Market Funds–21.70%
Invesco Treasury Portfolio, Institutional Class, 1.66%(o)(p) (Cost $90,820,249)		90,820,249	90,820,249
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-82.49% (Cost $317,103,477)			345,159,055
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.23%
Invesco Private Government Fund, 1.77%(o)(p)(q)		4,954,185	4,954,185
Invesco Private Prime Fund, 1.89%(o)(p)(q)		12,739,332	12,739,332
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,693,517)			17,693,517
TOTAL INVESTMENTS IN SECURITIES–86.72% (Cost $334,796,994)			362,852,572
OTHER ASSETS LESS LIABILITIES—13.28%			55,562,631
NET ASSETS–100.00%			$418,415,203
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Investment Abbreviations:
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $12,691,453, which represented 3.03% of the Fund’s Net Assets.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(k)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(l)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(m)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(n)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(o)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Treasury Portfolio, Institutional Class	$31,020,428	$207,559,581	$(147,759,760)	$-	$-	$90,820,249	$266,501
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	756,501	39,983,673	(35,785,989)	-	-	4,954,185	10,709*
Invesco Private Prime Fund	1,765,170	72,797,956	(61,821,550)	-	(2,244)	12,739,332	27,532*
Total	$33,542,099	$320,341,210	$(245,367,299)	$-	$(2,244)	$108,513,766	$304,742

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Gasoline Reformulated Blendstock Oxygenate Blending	1	August-2022	$130,754	$2,389	$2,389
LME Primary Aluminum	79	October-2022	4,948,837	223,567	223,567
Subtotal				225,956	225,956
Equity Risk
FTSE 100 Index	6	September-2022	539,059	17,483	17,483
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Australia 10 Year Bonds	297	September-2022	$25,932,534	$1,197,872	$1,197,872
Canada 10 Year Bonds	189	September-2022	19,253,485	617,605	617,605
Euro-Bund	90	September-2022	14,500,432	668,233	668,233
Japan 10 Year Bonds	11	September-2022	12,415,523	97,997	97,997
Long Gilt	84	September-2022	12,089,245	306,652	306,652
U.S. Treasury 2 Year Notes	24	September-2022	5,051,063	306	306
U.S. Treasury 5 Year Notes	75	September-2022	8,529,492	91,022	91,022
U.S. Treasury Long Bonds	57	September-2022	8,208,000	167,553	167,553
Subtotal				3,147,240	3,147,240
Subtotal—Long Futures Contracts				3,390,679	3,390,679
Short Futures Contracts
Commodity Risk
Low Sulphur Gas Oil	1	December-2022	(102,400)	2,972	2,972
Gold 100 oz.	10	December-2022	(1,781,800)	(56,527)	(56,527)
Soybean Oil	8	December-2022	(315,168)	(35,723)	(35,723)
Coffee ’C’	2	September-2022	(162,900)	3,630	3,630
Corn	6	December-2022	(186,000)	(1,133)	(1,133)
Cotton No. 2	8	December-2022	(386,960)	3,306	3,306
LME Primary Aluminum	79	October-2022	(4,948,836)	561,623	561,623
LME Aluminum	38	December-2022	(2,367,628)	(89,408)	(89,408)
Natural Gas	20	November-2022	(1,674,800)	(419,205)	(419,205)
Silver	9	September-2022	(908,865)	19,321	19,321
Soybeans Future	6	November-2022	(440,550)	(23,070)	(23,070)
Sugar No. 11	7	February-2023	(138,690)	6,447	6,447
Wheat	3	December-2022	(123,862)	4,202	4,202
Subtotal				(23,565)	(23,565)
Equity Risk
E-Mini Russell 2000 Index	7	September-2022	(659,855)	(63,524)	(63,524)
E-Mini S&P 500 Index	349	September-2022	(72,129,575)	(2,191,833)	(2,191,833)
EURO STOXX 50 Index	13	September-2022	(491,872)	(33,210)	(33,210)
MSCI Emerging Markets Index	10	September-2022	(499,250)	(11,605)	(11,605)
Tokyo Stock Price Index	8	September-2022	(1,162,355)	(45,716)	(45,716)
Subtotal				(2,345,888)	(2,345,888)
Interest Rate Risk
Euro-Bobl	58	September-2022	(7,579,991)	(191,110)	(191,110)
Euro-Schatz	28	September-2022	(3,151,776)	(25,067)	(25,067)
U.S. Treasury 10 Year Notes	1	September-2022	(121,141)	(986)	(986)
Subtotal				(217,163)	(217,163)
Subtotal—Short Futures Contracts				(2,586,616)	(2,586,616)
Total Futures Contracts				$804,063	$804,063

(a)	Futures contracts collateralized by $28,160,307 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/17/2022	Citibank N.A.	EUR	14,888,000	USD	15,814,480	$582,547
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/17/2022	Citibank N.A.	USD	1,298,576	EUR	1,270,000	$763
Subtotal—Appreciation						583,310
Currency Risk
08/17/2022	Morgan Stanley and Co. International PLC	USD	136,125	EUR	130,000	(3,122)
08/17/2022	UBS AG	USD	424,550	EUR	400,000	(15,310)
Subtotal—Depreciation						(18,432)
Total Forward Foreign Currency Contracts						$564,878

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 38, Version 1	Sell	5.00%	Quarterly	06/20/2027	4.691%	USD	7,920,000	$(87,500)	$93,177	$180,677

(a)	Centrally cleared swap agreements collateralized by $5,015,387 cash held with Citigroup Global Markets, Inc.
(b)	Implied credit spreads represent the current level, as of July 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25%	Monthly	200	August—2022	$125,809	$—	$964	$964
Merrill Lynch International	Pay	Merrill Lynch Soybean Meal Index	0.05	Monthly	570	June—2023	(462,331)	—	0	0
Subtotal — Appreciation								—	964	964
Commodity Risk
Canadian Imperial Bank of Commerce	Pay	CIBC LME Copper Standard Roll Excess Return Index	0.06	Monthly	2,480	March—2023	(1,064,505)	—	(47,863)	(47,863)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Crude Oil (WTI) type A Excess Return Index	0.06	Monthly	3,000	July—2023	(116,396)	—	(2,311)	(2,311)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Heating Oil type A Excess Return Index	0.06	Monthly	850	July—2023	(134,011)	—	(3,459)	(3,459)
Subtotal — Depreciation								—	(53,633)	(53,633)
Total — Total Return Swap Agreements								$—	$(52,669)	$(52,669)

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
BNP Paribas Commodity Daily Dynamic Curve CO Index
	Long Futures Contracts
	Brent Crude	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Merrill Lynch Soybean Meal Index
	Long Futures Contracts
	Soybean Meal	100.00%
Canadian Imperial Bank of Commerce LME Copper Standard Roll Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Macquarie Single Commodity Crude Oil (WTI) type A Excess Return Index
	Long Futures Contracts
	WTI Crude	100.00%
Macquarie Single Commodity Heating Oil type A Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$152,336,000	$16,586	$139	$152,352,725
U.S. Treasury Securities	—	58,993,143	—	58,993,143
U.S. Dollar Denominated Bonds & Notes	—	29,608,050	—	29,608,050
Non-U.S. Dollar Denominated Bonds & Notes	—	13,299,153	—	13,299,153
Variable Rate Senior Loan Interests	—	62,028	18,572	80,600
Preferred Stocks	—	—	5,135	5,135
Money Market Funds	90,820,249	17,693,517	—	108,513,766
Total Investments in Securities	243,156,249	119,672,477	23,846	362,852,572
Other Investments - Assets*
Futures Contracts	3,992,180	—	—	3,992,180
Forward Foreign Currency Contracts	—	583,310	—	583,310
Swap Agreements	—	181,641	—	181,641
	3,992,180	764,951	—	4,757,131
Other Investments - Liabilities*
Futures Contracts	(3,188,117)	—	—	(3,188,117)
Forward Foreign Currency Contracts	—	(18,432)	—	(18,432)
Swap Agreements	—	(53,633)	—	(53,633)
	(3,188,117)	(72,065)	—	(3,260,182)
Total Other Investments	804,063	692,886	—	1,496,949
Total Investments	$243,960,312	$120,365,363	$23,846	$364,349,521

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Fundamental Alternatives Fund